Document and Entity Information	Jul. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001951276
Document Type	8-K
Document Period End Date	Jul. 13, 2023
Entity Registrant Name	SR BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	333-270489
Entity Tax Identification Number	92-2601722
Entity Address, Address Line One	220 West Union Avenue
Entity Address, City or Town	Bound Brook
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08805
City Area Code	(732)
Local Phone Number	560-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false